Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Columbia Strategic California Municipal Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,705		$ 10,169	$ 10,321	$ 10,256	$ 11,211	$ 11,513	$ 11,928	$ 9,773	$ 9,860	$ 11,505	$ 11,789
Columbia Strategic California Municipal Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,431	10,539	10,426	11,346	11,598	11,956	9,747	9,784	11,361	11,583
Columbia Strategic California Municipal Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,504	10,687	10,647	11,668	12,018	12,473	10,241	10,352	12,103	12,427
Columbia Strategic California Municipal Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,485	10,669	10,646	11,667	12,004	12,463	10,234	10,346	12,095	12,425
Columbia Strategic California Municipal Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,478	10,653	10,623	11,646	12,004	12,469	10,242	10,362	12,123	12,455
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Bloomberg California Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,384	$ 10,610	$ 10,560	$ 11,556	$ 11,977	$ 12,228	$ 10,818	$ 11,113	$ 12,148	$ 12,640